ORDINARY SHARES (Details) ¥ in Thousands			1 Months Ended	12 Months Ended
	Oct. 08, 2020 CNY (¥) shares	Aug. 10, 2020 shares	Oct. 31, 2020 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 Vote shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 13) | ¥	¥ 589,587				¥ 589,587
Aggregate carrying value | ¥	¥ 171,580			¥ (164)	¥ 171,580
Class A ordinary shares
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 13) (in shares)	5,250,000	35,000,000
Shares converted			11,318,619
Common shares, votes per share | Vote						1
Number of shares authorized				700,000,000		700,000,000
Ordinary shares shares issued				125,122,382		125,122,382
Ordinary shares, shares outstanding				123,852,667		121,722,467
Class B ordinary shares
Class of Stock [Line Items]
Common shares, votes per share | Vote						10
Number of shares authorized				200,000,000		200,000,000
Ordinary shares shares issued				144,000,000		144,000,000
Ordinary shares, shares outstanding				144,000,000		144,000,000
American Depositary Shares
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 13) (in shares)	7,000,000	1,050,000
Undesignated
Class of Stock [Line Items]
Number of shares authorized				100,000,000		100,000,000
Ordinary shares shares issued				0		0
Ordinary shares, shares outstanding				0		0
Ordinary shares
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 13) (in shares)					40,250,000
Shares converted					11,318,619
Share issuance upon IPO net of issuance cost (Note 13) | ¥					¥ 27
Aggregate carrying value | ¥					¥ 8
Number of shares authorized				1,000,000,000		1,000,000,000
Ordinary shares, shares outstanding				267,897,667	266,622,382	267,907,387	215,053,763